Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hotchkis & Wiley Funds
Entity Central Index Key	0001145022
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Disciplined Value Fund
Class Name	Class A
Trading Symbol	HWCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Disciplined Value Fund returned 10.55% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and financials, along with an overweight position in financials, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	10.55	18.43	9.55
Class A (with sales charge)	4.75	17.16	8.97
Russell 3000 Index	15.30	15.96	12.96
Russell 1000 Value Index	13.70	13.93	9.19
Russell 1000 Index	15.66	16.30	13.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 80,713,765
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 466,864
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$80,713,765
Number of Holdings	79
Net Advisory Fee	$466,864
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Issuers	(%)
F5, Inc.	5.0%
Workday, Inc.	4.5%
Citigroup, Inc.	3.6%
Telefonaktiebolaget LM Ericsson	2.9%
Comcast Corp.	2.8%
Wells Fargo & Co.	2.8%
American International Group, Inc.	2.7%
APA Corp.	2.4%
General Motors Co.	2.3%
Dominion Energy, Inc.	2.3%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Diversified Value Fund to Hotchkis & Wiley Large Cap Disciplined Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Disciplined Value Fund
Class Name	Class I
Trading Symbol	HWCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Disciplined Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Disciplined Value Fund returned 10.81% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and financials, along with an overweight position in financials, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	10.81	18.73	9.83
Russell 3000 Index	15.30	15.96	12.96
Russell 1000 Value Index	13.70	13.93	9.19
Russell 1000 Index	15.66	16.30	13.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 80,713,765
Holdings Count | $ / shares	79
Advisory Fees Paid, Amount	$ 466,864
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$80,713,765
Number of Holdings	79
Net Advisory Fee	$466,864
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Issuers	(%)
F5, Inc.	5.0%
Workday, Inc.	4.5%
Citigroup, Inc.	3.6%
Telefonaktiebolaget LM Ericsson	2.9%
Comcast Corp.	2.8%
Wells Fargo & Co.	2.8%
American International Group, Inc.	2.7%
APA Corp.	2.4%
General Motors Co.	2.3%
Dominion Energy, Inc.	2.3%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Diversified Value Fund to Hotchkis & Wiley Large Cap Disciplined Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class A
Trading Symbol	HWLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.18%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 9.62% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	9.62	16.95	8.94
Class A (with sales charge)	3.87	15.69	8.35
Russell 3000 Index	15.30	15.96	12.96
Russell 1000 Value Index	13.70	13.93	9.19
Russell 1000 Index	15.66	16.30	13.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 369,481,018
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,592,818
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$369,481,018
Number of Holdings	67
Net Advisory Fee	$2,592,818
Portfolio Turnover	40%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	5.0%
Citigroup, Inc.	3.8%
Wells Fargo & Co.	3.1%
Telefonaktiebolaget LM Ericsson	3.0%
Comcast Corp. - Class A	3.0%
American International Group, Inc.	2.9%
General Motors Co.	2.8%
Dominion Energy, Inc.	2.5%
Elevance Health, Inc.	2.3%
APA Corp.	2.3%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class I
Trading Symbol	HWLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 9.89% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	9.89	17.23	9.21
Russell 3000 Index	15.30	15.96	12.96
Russell 1000 Value Index	13.70	13.93	9.19
Russell 1000 Index	15.66	16.30	13.35

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 369,481,018
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,592,818
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$369,481,018
Number of Holdings	67
Net Advisory Fee	$2,592,818
Portfolio Turnover	40%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	5.0%
Citigroup, Inc.	3.8%
Wells Fargo & Co.	3.1%
Telefonaktiebolaget LM Ericsson	3.0%
Comcast Corp. - Class A	3.0%
American International Group, Inc.	2.9%
General Motors Co.	2.8%
Dominion Energy, Inc.	2.5%
Elevance Health, Inc.	2.3%
APA Corp.	2.3%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Large Cap Fundamental Value Fund
Class Name	Class Z
Trading Symbol	HWLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Large Cap Fundamental Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$89	0.85%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Large Cap Fundamental Value Fund returned 9.98% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•Stock selection and an overweight in energy were the primary detractors to performance followed by stock selection in communication services, industrials, and materials. An overweight in health care also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	9.98	17.34	11.10
Russell 3000 Index	15.30	15.96	14.77
Russell 1000 Value Index	13.70	13.93	9.96
Russell 1000 Index	15.66	16.30	15.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 29, 2024
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 369,481,018
Holdings Count | $ / shares	67
Advisory Fees Paid, Amount	$ 2,592,818
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$369,481,018
Number of Holdings	67
Net Advisory Fee	$2,592,818
Portfolio Turnover	40%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	5.0%
Citigroup, Inc.	3.8%
Wells Fargo & Co.	3.1%
Telefonaktiebolaget LM Ericsson	3.0%
Comcast Corp. - Class A	3.0%
American International Group, Inc.	2.9%
General Motors Co.	2.8%
Dominion Energy, Inc.	2.5%
Elevance Health, Inc.	2.3%
APA Corp.	2.3%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Judd Peters no longer serves as a Portfolio Manager to the Fund and Doug Campbell was added as a Portfolio Manager to the Fund. George H. Davis, Jr., Patricia McKenna, and Scott McBride continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.
Fund Name Change:
Effective August 29, 2024, the Fund changed its name from Hotchkis & Wiley Large Cap Value Fund to Hotchkis & Wiley Large Cap Fundamental Value Fund.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class A
Trading Symbol	HWMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.21%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 1.01% for  Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy was the primary detractor to performance followed by stock selection in consumer discretionary, materials, and industrials.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed positively to relative performance. Stock selection in health care also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	1.01	20.29	5.96
Class A (with sales charge)	-4.30	18.99	5.39
Russell 3000 Index	15.30	15.96	12.96
Russell Midcap Value Index	11.53	13.71	8.39
Russell Midcap Index	15.21	13.11	9.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 379,156,892
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 3,090,577
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$379,156,892
Number of Holdings	71
Net Advisory Fee	$3,090,577
Portfolio Turnover	31%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	4.0%
Popular, Inc.	4.0%
Telefonaktiebolaget LM Ericsson	3.9%
APA Corp.	3.7%
Citizens Financial Group, Inc.	3.5%
Fluor Corp.	3.5%
Adient PLC	2.8%
State Street Corp.	2.7%
American International Group, Inc.	2.7%
Magna International, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class I
Trading Symbol	HWMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$101	1.00%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 1.21% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy was the primary detractor to performance followed by stock selection in consumer discretionary, materials, and industrials.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed positively to relative performance. Stock selection in health care also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	1.21	20.52	6.19
Russell 3000 Index	15.30	15.96	12.96
Russell Midcap Value Index	11.53	13.71	8.39
Russell Midcap Index	15.21	13.11	9.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 379,156,892
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 3,090,577
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$379,156,892
Number of Holdings	71
Net Advisory Fee	$3,090,577
Portfolio Turnover	31%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	4.0%
Popular, Inc.	4.0%
Telefonaktiebolaget LM Ericsson	3.9%
APA Corp.	3.7%
Citizens Financial Group, Inc.	3.5%
Fluor Corp.	3.5%
Adient PLC	2.8%
State Street Corp.	2.7%
American International Group, Inc.	2.7%
Magna International, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Mid-Cap Value Fund
Class Name	Class Z
Trading Symbol	HWMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Mid-Cap Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Mid-Cap Value Fund returned 1.33% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy was the primary detractor to performance followed by stock selection in consumer discretionary, materials, and industrials.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and  financials, along with an overweight position in financials, contributed positively to relative performance. Stock selection in health care also contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	1.33	20.69	11.71
Russell 3000 Index	15.30	15.96	14.77
Russell Midcap Value Index	11.53	13.71	9.17
Russell Midcap Index	15.21	13.11	10.78

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 379,156,892
Holdings Count | $ / shares	71
Advisory Fees Paid, Amount	$ 3,090,577
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$379,156,892
Number of Holdings	71
Net Advisory Fee	$3,090,577
Portfolio Turnover	31%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	4.0%
Popular, Inc.	4.0%
Telefonaktiebolaget LM Ericsson	3.9%
APA Corp.	3.7%
Citizens Financial Group, Inc.	3.5%
Fluor Corp.	3.5%
Adient PLC	2.8%
State Street Corp.	2.7%
American International Group, Inc.	2.7%
Magna International, Inc.	2.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class A
Trading Symbol	HWSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 1.04% for  Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services, consumer discretionary, and consumer staples. Stock selection in industrials was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, along with an underweight position in the health care sector and an overweight in  financials, helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	1.04	18.56	6.87
Class A (with sales charge)	-4.26	17.29	6.30
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 7,435,902,110,000
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 5,490,376
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$743,590,211
Number of Holdings	69
Net Advisory Fee	$5,490,376
Portfolio Turnover	41%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	9.2%
NOV, Inc.	4.2%
Avnet, Inc.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Stagwell, Inc.	3.8%
U-Haul Holding Co.	3.3%
First Hawaiian, Inc.	3.3%
Popular, Inc.	3.3%
Fluor Corp.	3.1%
Ecovyst, Inc.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class C
Trading Symbol	HWSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.96%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 0.28% for  Class C shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services, consumer discretionary, and consumer staples. Stock selection in industrials was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, along with an underweight position in the health care sector and an overweight in  financials, helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	0.28	17.68	6.08
Class C (with sales charge)	-0.63	17.68	6.08
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 743,590,211
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 5,490,376
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$743,590,211
Number of Holdings	69
Net Advisory Fee	$5,490,376
Portfolio Turnover	41%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	9.2%
NOV, Inc.	4.2%
Avnet, Inc.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Stagwell, Inc.	3.8%
U-Haul Holding Co.	3.3%
First Hawaiian, Inc.	3.3%
Popular, Inc.	3.3%
Fluor Corp.	3.1%
Ecovyst, Inc.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class I
Trading Symbol	HWSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 1.25% for  Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services, consumer discretionary, and consumer staples. Stock selection in industrials was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, along with an underweight position in the health care sector and an overweight in  financials, helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	1.25	18.79	7.11
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 743,590,211
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 5,490,376
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$743,590,211
Number of Holdings	69
Net Advisory Fee	$5,490,376
Portfolio Turnover	41%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	9.2%
NOV, Inc.	4.2%
Avnet, Inc.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Stagwell, Inc.	3.8%
U-Haul Holding Co.	3.3%
First Hawaiian, Inc.	3.3%
Popular, Inc.	3.3%
Fluor Corp.	3.1%
Ecovyst, Inc.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Value Fund
Class Name	Class Z
Trading Symbol	HWSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Value Fund returned 1.35% for  Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services, consumer discretionary, and consumer staples. Stock selection in industrials was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, along with an underweight position in the health care sector and an overweight in  financials, helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	1.35	18.97	11.13
Russell 3000 Index	15.30	15.96	14.77
Russell 2000 Value Index	5.54	12.47	7.23
Russell 2000 Index	7.68	10.04	7.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 743,590,211
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 5,490,376
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$743,590,211
Number of Holdings	69
Net Advisory Fee	$5,490,376
Portfolio Turnover	41%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	9.2%
NOV, Inc.	4.2%
Avnet, Inc.	4.0%
Jones Lang LaSalle, Inc.	3.8%
Stagwell, Inc.	3.8%
U-Haul Holding Co.	3.3%
First Hawaiian, Inc.	3.3%
Popular, Inc.	3.3%
Fluor Corp.	3.1%
Ecovyst, Inc.	3.1%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class A
Trading Symbol	HWVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 0.75% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in consumer discretionary, industrials, and  financials were the primary detractors from relative performance, followed by stock selection and an overweight in energy. Stock selection in consumer staples, information technology, and communication services also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
•  An overweight in financials and an underweight position in the health care sector helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	0.75	14.66	7.50
Class A (with sales charge)	-4.55	13.44	6.93
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 730,982,432
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 4,934,657
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$730,982,432
Number of Holdings	353
Net Advisory Fee	$4,934,657
Portfolio Turnover	60%

Holdings [Text Block]

Top Holdings	(%)
Par Pacific Holdings, Inc.	0.6%
Fluor Corp.	0.6%
Ecovyst, Inc.	0.5%
ScanSource, Inc.	0.5%
Cushman & Wakefield PLC	0.5%
Sonic Automotive, Inc. - Class A	0.5%
NEXTracker, Inc. - Class A	0.5%
Hilton Grand Vacations, Inc.	0.5%
WEX, Inc.	0.5%
NMI Holdings, Inc. - Class A	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 1.01% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in consumer discretionary, industrials, and  financials were the primary detractors from relative performance, followed by stock selection and an overweight in energy. Stock selection in consumer staples, information technology, and communication services also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
•  An overweight in financials and an underweight position in the health care sector helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	1.01	14.91	7.78
Russell 3000 Index	15.30	15.96	12.96
Russell 2000 Value Index	5.54	12.47	6.72
Russell 2000 Index	7.68	10.04	7.12

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 730,982,432
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 4,934,657
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$730,982,432
Number of Holdings	353
Net Advisory Fee	$4,934,657
Portfolio Turnover	60%

Holdings [Text Block]

Top Holdings	(%)
Par Pacific Holdings, Inc.	0.6%
Fluor Corp.	0.6%
Ecovyst, Inc.	0.5%
ScanSource, Inc.	0.5%
Cushman & Wakefield PLC	0.5%
Sonic Automotive, Inc. - Class A	0.5%
NEXTracker, Inc. - Class A	0.5%
Hilton Grand Vacations, Inc.	0.5%
WEX, Inc.	0.5%
NMI Holdings, Inc. - Class A	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Small Cap Diversified Value Fund
Class Name	Class Z
Trading Symbol	HWVZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Small Cap Diversified Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$78	0.78%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Small Cap Diversified Value Fund returned 1.06% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in consumer discretionary, industrials, and  financials were the primary detractors from relative performance, followed by stock selection and an overweight in energy. Stock selection in consumer staples, information technology, and communication services also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
•  An overweight in financials and an underweight position in the health care sector helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	1.06	14.96	8.41
Russell 3000 Index	15.30	15.96	14.77
Russell 2000 Value Index	5.54	12.47	7.23
Russell 2000 Index	7.68	10.04	7.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 730,982,432
Holdings Count | $ / shares	353
Advisory Fees Paid, Amount	$ 4,934,657
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$730,982,432
Number of Holdings	353
Net Advisory Fee	$4,934,657
Portfolio Turnover	60%

Holdings [Text Block]

Top Holdings	(%)
Par Pacific Holdings, Inc.	0.6%
Fluor Corp.	0.6%
Ecovyst, Inc.	0.5%
ScanSource, Inc.	0.5%
Cushman & Wakefield PLC	0.5%
Sonic Automotive, Inc. - Class A	0.5%
NEXTracker, Inc. - Class A	0.5%
Hilton Grand Vacations, Inc.	0.5%
WEX, Inc.	0.5%
NMI Holdings, Inc. - Class A	0.5%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class A
Trading Symbol	HWGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$129	1.20%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 15.70% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the MSCI World Index, which returned 16.26%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in communication services and energy was the primary detractor to relative performance. An overweight position in energy also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and industrials were the primary contributors to relative performance, followed by stock selection in materials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	15.70	18.74	8.47
Class A (with sales charge)	9.66	17.46	7.89
MSCI World Index (Net) USD	16.26	14.55	10.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 39,828,890
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 165,187
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$39,828,890
Number of Holdings	69
Net Advisory Fee	$165,187
Portfolio Turnover	51%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	5.0%
Workday, Inc. - Class A	4.4%
Telefonaktiebolaget LM Ericsson	3.4%
Dominion Energy, Inc.	2.6%
Comcast Corp. - Class A	2.5%
GE HealthCare Technologies, Inc.	2.5%
Elevance Health, Inc.	2.4%
General Motors Co.	2.4%
American International Group, Inc.	2.3%
Heineken Holding NV	2.3%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Global Value Fund
Class Name	Class I
Trading Symbol	HWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Global Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Global Value Fund returned 16.00% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the MSCI World Index, which returned 16.26%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in communication services and energy was the primary detractor to relative performance. An overweight position in energy also detracted from performance.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology and industrials were the primary contributors to relative performance, followed by stock selection in materials.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	16.00	19.05	8.74
MSCI World Index (Net) USD	16.26	14.55	10.66

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 39,828,890
Holdings Count | $ / shares	69
Advisory Fees Paid, Amount	$ 165,187
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$39,828,890
Number of Holdings	69
Net Advisory Fee	$165,187
Portfolio Turnover	51%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	5.0%
Workday, Inc. - Class A	4.4%
Telefonaktiebolaget LM Ericsson	3.4%
Dominion Energy, Inc.	2.6%
Comcast Corp. - Class A	2.5%
GE HealthCare Technologies, Inc.	2.5%
Elevance Health, Inc.	2.4%
General Motors Co.	2.4%
American International Group, Inc.	2.3%
Heineken Holding NV	2.3%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Value Fund
Class Name	Class I
Trading Symbol	HWNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley International Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	0.95%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Value Fund returned 26.60% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Index, which returned 16.26%.
TOP CONTRIBUTORS TO PERFORMANCE
•  Stock selection in industrials and financials, along with an overweight in financials were the primary contributors to relative performance. Stock selection in consumer discretionary and an underweight position in health care also contributed to relative performance.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight in energy were the largest relative detractors to performance, followed by stock selection in communication services and information technology.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Class I	26.60	19.81	9.16
MSCI World Index (Net) USD	16.26	14.55	11.66
MSCI World ex-USA Index (Net) USD	18.70	11.51	7.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 4,795,621
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,795,621
Number of Holdings	56
Net Advisory Fee	$0
Portfolio Turnover	35%

Holdings [Text Block]

Top Holdings	(%)
Siemens AG	4.6%
Telefonaktiebolaget LM Ericsson - Class B	4.1%
Henkel AG & Co. KGaA	3.9%
Heineken Holding NV	3.5%
Akzo Nobel NV	3.4%
Shell PLC	3.2%
Lloyds Banking Group PLC	2.9%
TotalEnergies SE	2.8%
BNP Paribas SA	2.8%
Societe Generale SA	2.7%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley International Small Cap Diversified Value Fund
Class Name	Class I
Trading Symbol	HWTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley International Small Cap Diversified Value Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The International Small Cap Diversified Value Fund returned 19.82% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the MSCI World Index, which returned 16.26%.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection and an underweight position in health care, along with an overweight in  financials were the largest contributors to relative performance. Stock selection in consumer staples was also a positive contributor.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection in industrials and consumer discretionary and an underweight position in communication services were the main detractors to relative performance. An overweight in energy also negatively impacted returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/30/2020)
Class I	19.82	16.08	16.08
MSCI World Index (Net) USD	16.26	14.55	14.55
MSCI World ex-USA Small Cap Index (Net) USD	22.92	9.82	9.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 4,665,436
Holdings Count | $ / shares	299
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$4,665,436
Number of Holdings	299
Net Advisory Fee	$0
Portfolio Turnover	63%

Holdings [Text Block]

Top Holdings	(%)
Shibaura Mechatronics Corp.	0.6%
Sesa SpA	0.6%
SUSS MicroTec SE	0.6%
Fuso Chemical Co. Ltd.	0.6%
Riken Vitamin Co. Ltd.	0.6%
GRENKE AG	0.6%
RS Technologies Co. Ltd.	0.6%
Tocalo Co. Ltd.	0.6%
Tazmo Co. Ltd.	0.6%
Hyakujushi Bank Ltd.	0.6%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class A
Trading Symbol	HWAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.20%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.31% for  Class A shares at net asset value (NAV) for the 12 months  ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services and materials. Stock selection in consumer discretionary was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, industrials, consumer staples and  financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.31	20.10	10.42
Class A (with sales charge)	7.35	18.81	9.83
Russell 3000 Index	15.30	15.96	12.96
Russell 3000 Value Index	13.30	13.87	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 725,124,671
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 5,074,719
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$725,124,671
Number of Holdings	70
Net Advisory Fee	$5,074,719
Portfolio Turnover	78%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	8.5%
Workday, Inc. - Class A	7.6%
Telefonaktiebolaget LM Ericsson	5.5%
Dominion Energy, Inc.	4.6%
Schlumberger NV	3.6%
Microsoft Corp.	3.4%
U-Haul Holding Co.	2.9%
Jones Lang LaSalle, Inc.	2.5%
Havas NV	2.5%
Siemens AG	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class C
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class C
Trading Symbol	HWACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.93%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 12.50% for  Class C shares at net asset value (NAV) for the 12 months  ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services and materials. Stock selection in consumer discretionary was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, industrials, consumer staples and  financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	12.50	19.24	9.62
Class C (with sales charge)	11.50	19.24	9.62
Russell 3000 Index	15.30	15.96	12.96
Russell 3000 Value Index	13.30	13.87	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 725,124,671
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 5,074,719
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$725,124,671
Number of Holdings	70
Net Advisory Fee	$5,074,719
Portfolio Turnover	78%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	8.5%
Workday, Inc. - Class A	7.6%
Telefonaktiebolaget LM Ericsson	5.5%
Dominion Energy, Inc.	4.6%
Schlumberger NV	3.6%
Microsoft Corp.	3.4%
U-Haul Holding Co.	2.9%
Jones Lang LaSalle, Inc.	2.5%
Havas NV	2.5%
Siemens AG	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class I
Trading Symbol	HWAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$104	0.97%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.58% for  Class I shares at net asset value (NAV) for the 12 months  ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services and materials. Stock selection in consumer discretionary was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, industrials, consumer staples and  financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	13.58	20.41	10.70
Russell 3000 Index	15.30	15.96	12.96
Russell 3000 Value Index	13.30	13.87	9.04

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 725,124,671
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 5,074,719
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$725,124,671
Number of Holdings	70
Net Advisory Fee	$5,074,719
Portfolio Turnover	78%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	8.5%
Workday, Inc. - Class A	7.6%
Telefonaktiebolaget LM Ericsson	5.5%
Dominion Energy, Inc.	4.6%
Schlumberger NV	3.6%
Microsoft Corp.	3.4%
U-Haul Holding Co.	2.9%
Jones Lang LaSalle, Inc.	2.5%
Havas NV	2.5%
Siemens AG	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley Value Opportunities Fund
Class Name	Class Z
Trading Symbol	HWAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley Value Opportunities Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The Value Opportunities Fund returned 13.70% for  Class Z shares at net asset value (NAV) for the 12 months  ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
•  Stock selection and an overweight position in energy were the largest detractors from relative performance, followed by stock selection in communication services and materials. Stock selection in consumer discretionary was also a performance detractor.
TOP CONTRIBUTORS TO PERFORMANCE
• Stock selection in information technology, industrials, consumer staples and  financials helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/30/2019)
Class Z	13.70	20.51	13.95
Russell 3000 Index	15.30	15.96	14.77
Russell 3000 Value Index	13.30	13.87	9.82

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 725,124,671
Holdings Count | $ / shares	70
Advisory Fees Paid, Amount	$ 5,074,719
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$725,124,671
Number of Holdings	70
Net Advisory Fee	$5,074,719
Portfolio Turnover	78%

Holdings [Text Block]

Top Holdings	(%)
F5, Inc.	8.5%
Workday, Inc. - Class A	7.6%
Telefonaktiebolaget LM Ericsson	5.5%
Dominion Energy, Inc.	4.6%
Schlumberger NV	3.6%
Microsoft Corp.	3.4%
U-Haul Holding Co.	2.9%
Jones Lang LaSalle, Inc.	2.5%
Havas NV	2.5%
Siemens AG	2.4%

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class A
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class A
Trading Symbol	HWHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 8.63% for Class A shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 7.03%.
TOP CONTRIBUTORS TO PERFORMANCE
• Credit selection was positive across fifteen of the nineteen high yield market sectors, most notably in basic industry and capital goods.
• Overweight within the BB and B rating cohorts were the primary contributors to relative performance.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the energy sector and an underweight within banking detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	8.63	6.45	4.18
Class A (with sales charge)	4.58	5.65	3.78
ICE BofA U.S. Corporate Bond Index	7.03	0.36	2.99
ICE BofA BB-B U.S. High Yield Constrained Index	9.15	5.41	5.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 775,924,165
Holdings Count | $ / shares	208
Advisory Fees Paid, Amount	$ 4,189,946
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$775,924,165
Number of Holdings	208
Net Advisory Fee	$4,189,946
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.5%
Authentic Brands Group LLC	1.3%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
Fortis 333, Inc.	0.9%
Gray Media, Inc.	0.9%
Venture Global Plaquemines LNG LLC	0.8%
Herc Holdings, Inc.	0.8%
TransDigm, Inc.	0.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class I
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class I
Trading Symbol	HWHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 8.82% for Class I shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 7.03%.
TOP CONTRIBUTORS TO PERFORMANCE
• Credit selection was positive across fifteen of the nineteen high yield market sectors, most notably in basic industry and capital goods.
• Overweight within the BB and B rating cohorts were the primary contributors to relative performance.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the energy sector and an underweight within banking detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	8.82	6.69	4.45
ICE BofA U.S. Corporate Bond Index	7.03	0.36	2.99
ICE BofA BB-B U.S. High Yield Constrained Index	9.15	5.41	5.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 775,924,165
Holdings Count | $ / shares	208
Advisory Fees Paid, Amount	$ 4,189,946
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$775,924,165
Number of Holdings	208
Net Advisory Fee	$4,189,946
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.5%
Authentic Brands Group LLC	1.3%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
Fortis 333, Inc.	0.9%
Gray Media, Inc.	0.9%
Venture Global Plaquemines LNG LLC	0.8%
Herc Holdings, Inc.	0.8%
TransDigm, Inc.	0.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Class Z
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley High Yield Fund
Class Name	Class Z
Trading Symbol	HWHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley High Yield Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/mutual-funds/resources/literature/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/mutual-funds/resources/literature/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The High Yield Fund returned 8.94% for Class Z shares at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund outperformed the ICE BofA U.S. Corporate Bond Index, which returned 7.03%.
TOP CONTRIBUTORS TO PERFORMANCE
• Credit selection was positive across fifteen of the nineteen high yield market sectors, most notably in basic industry and capital goods.
• Overweight within the BB and B rating cohorts were the primary contributors to relative performance.
TOP DETRACTORS FROM PERFORMANCE
• Credit selection within the energy sector and an underweight within banking detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/29/2018)
Class Z	8.94	6.80	4.26
ICE BofA U.S. Corporate Bond Index	7.03	0.36	2.77
ICE BofA BB-B U.S. High Yield Constrained Index	9.15	5.41	5.06

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.
Visit https://www.hwcm.com/mutual-funds/resources/literature/ for more recent performance information.

Net Assets	$ 775,924,165
Holdings Count | $ / shares	208
Advisory Fees Paid, Amount	$ 4,189,946
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$775,924,165
Number of Holdings	208
Net Advisory Fee	$4,189,946
Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
CCO Holdings LLC / CCO Holdings Capital Corp.	2.3%
Carnival Corp.	1.5%
Authentic Brands Group LLC	1.3%
CSC Holdings LLC	1.0%
WR Grace Holdings LLC	0.9%
Fortis 333, Inc.	0.9%
Gray Media, Inc.	0.9%
Venture Global Plaquemines LNG LLC	0.8%
Herc Holdings, Inc.	0.8%
TransDigm, Inc.	0.8%

Material Fund Change [Text Block]
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective July 1, 2024, Daniel McKenzie was added as a Portfolio Manager to the Fund. Ray Kennedy, Mark Hudoff, Patrick Meegan and Richard Mak continue to serve as portfolio managers to the Fund and are jointly responsible for the Fund’s day-to-day management.

Updated Prospectus Web Address	https://www.hwcm.com/mutual-funds/resources/literature/
Hotchkis & Wiley SMID Cap Diversified Value Fund
Shareholder Report [Line Items]
Fund Name	Hotchkis & Wiley SMID Cap Diversified Value Fund
Class Name	Hotchkis & Wiley SMID Cap Diversified Value Fund
Trading Symbol	HWSM
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hotchkis & Wiley SMID Cap Diversified Value Fund (the Fund) for the period of March 28, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SMID Cap Diversified Value Fund	$14	0.55%
[1]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The SMID Cap Diversified Value Fund returned 2.11% at net asset value (NAV)  from March 28, 2025 (Fund inception) through June 30, 2025. The Fund  underperformed the Russell 3000 Index, which returned 11.50% for the same period.
TOP DETRACTORS FROM PERFORMANCE
•
Stock selection in information technology, along with an overweight in energy and an underweight position in technology, were the primary detractors from performance. Stock selection in industrials, consumer staples, and communication services also detracted from returns.

TOP CONTRIBUTORS TO PERFORMANCE
•	Stock selection in real estate and an underweight in health care helped relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/28/2025)
SMID Cap Diversified Value Fund - NAV Return	2.11
Russell 3000 Index	11.50
Russell 2500 Value Index	7.50
Russell 2500 Index	8.49

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/ for more recent performance information.
Visit https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/ for more recent performance information.

Net Assets	$ 2,002,254
Holdings Count | $ / shares	156
Advisory Fees Paid, Amount	$ 2,319
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$2,002,254
Number of Holdings	156
Net Advisory Fee	$2,319
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
Synchrony Financial	1.2%
Franklin Resources, Inc.	1.2%
Popular, Inc.	1.2%
BorgWarner, Inc.	1.2%
Huntington Ingalls Industries, Inc.	1.2%
State Street Corp.	1.1%
TE Connectivity PLC	1.1%
WESCO International, Inc.	1.1%
Corebridge Financial, Inc.	1.1%
Magna International, Inc.	1.1%

Updated Prospectus Web Address	https://www.hwcm.com/etfs/hw-smid-cap-diversified-value-fund/summary/
HW Opportunities MP Fund
Shareholder Report [Line Items]
Fund Name	HW Opportunities MP Fund
Class Name	HW Opportunities MP Fund
Trading Symbol	HOMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the HW Opportunities MP Fund (the Fund) for the period of July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hwcm.com/HOMPX. You can also request this information by contacting us at 866-HW-FUNDS (866-493-8637).
Additional Information Phone Number	866-HW-FUNDS (866-493-8637)
Additional Information Website	https://www.hwcm.com/HOMPX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HW Opportunities MP Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR?   WHAT AFFECTED ITS PERFORMANCE?
PERFORMANCE HIGHLIGHTS
The HW Opportunities MP Fund returned 4.26% at net asset value (NAV) for the 12 months ended June 30, 2025. The Fund underperformed the Russell 3000 Index, which returned 15.30%.
TOP DETRACTORS FROM PERFORMANCE
• The largest relative detractor was stock selection in energy and communication services. Additional  headwinds came from an overweight in energy and miscellaneous put positions, along with security selection in materials.
TOP CONTRIBUTORS TO PERFORMANCE
•  Stock selection in industrials and information technology and an underweight in health care contributed to relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/30/2020)
Fund	4.26	13.76
Russell 3000 Index	15.30	12.32
Russell 3000 Value Index	13.30	10.54

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.hwcm.com/HOMPX for more recent performance information. Visit https://www.hwcm.com/HOMPX for more recent performance information.
Net Assets	$ 69,365,301
Holdings Count | $ / shares	49
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$69,365,301
Number of Holdings	49
Net Advisory Fee	$0
Portfolio Turnover	107%

Holdings [Text Block]

Top Holdings	(%)
U-Haul Holding Co.	8.0%
Havas NV	6.6%
Qantas Airways Ltd.	6.4%
Ecovyst, Inc.	5.9%
Fuso Chemical Co. Ltd.	5.5%
Henkel AG & Co. KGaA	4.5%
Stagwell, Inc.	4.4%
Jones Lang LaSalle, Inc.	4.3%
Vanguard Long-Term Treasury ETF	4.1%
Siemens AG	3.9%

Updated Prospectus Web Address	https://www.hwcm.com/HOMPX
Accountant Change Statement [Text Block]
The Fund commenced operations following the completion of the reorganization of the HW Opportunities MP Fund, a series of Series Portfolio Trust (the “Predecessor Fund”), into the Fund, which occurred after close of business on December 15, 2023 (the “Reorganization”). During the Fund’s two most recent fiscal years, as a result of the Reorganization after the close of business on December 15, 2023, there was a change in accountants from Cohen & Company, Ltd., the Predecessor Fund’s independent registered public accounting firm, to Deloitte & Touche LLP, the independent registered public accounting firm that the Board selected for the Fund at a meeting held on August 15, 2023, upon the recommendation of the Trust’s Audit Committee.

Accountant Change Date	Dec. 15, 2023

[1]
*	Annualized